Financial Instruments Risk (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Aging of Receivables	The Company’s aging of trade receivables, net was as follows:

	March 31, 2026	March 31, 2025
	$	$
0 – 60 days	41,335	30,094
61+ days	630	4,924
	41,965	35,018

Contractual Cash Flows from Lease Receivables
The Company’s undiscounted contractual cash flows from lease receivables are as follows:

		March 31, 2026
		$
Next 12 months		1,863
Over 1 year to 2 years		1,653
Over 2 years to 3 years		1,185
Over 3 years to 4 years		618
Over 4 years to 5 years		156
Thereafter		397
Total undiscounted lease payments receivable		5,872
Unearned finance income		(619)
Total lease receivable		5,253
Current	Note 3	(1,588)
Long-term		3,665

Accounts Payable and Accrued Liabilities
The composition of the Company’s accounts payable and accrued liabilities was as follows:

	March 31, 2026	March 31, 2025
	$	$
Trade payables	9,310	27,620
Accrued liabilities	24,625	23,830
Payroll liabilities	13,623	19,643
Excise and sales tax payable	3,034	2,512
	50,592	73,605

Gross Contractual Obligations
In addition to the commitments outlined in Note 20, the Company has the following undiscounted contractual obligations as at March 31, 2026, which are expected to be payable in the following respective periods:

	Total	≤1 year	Over 1 year - 3 years	Over 3 years - 5 years	> 5 years
	$	$	$	$	$
Accounts payable and accrued liabilities	50,592	50,592	—	—	—
Lease liabilities (1)	27,721	6,948	14,264	5,170	1,339
Capital commitments (2)	2,795	2,795	—	—	—
	81,108	60,335	14,264	5,170	1,339
(1)Includes interest payable until maturity date.
(2)Relates to remaining commitments that the Company has made to vendors for equipment purchases and capital projects pertaining to existing construction.

Sensitivity Analysis for Types of Market Risk

	March 31, 2026		March 31, 2025
	Net income (loss)	Other comprehensive income, net of tax	Net income (loss)	Other comprehensive income, net of tax
	$	$	$	$
EUR/CAD - 10% increase	1,951	10,072	(6,686)	(2,364)
AUD/CAD - 10% increase	(4,105)	2,476	(9,000)	472
	(2,154)	12,548	(15,686)	(1,892)